Note 25 - Post-employment and other employee benefit commitments. Defined Medical Commitments (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Present Value Of Defined Benefit Obligation Member | Defined Medical benefit at the beginning Member [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit	€ 1,114,000,000		€ 1,204,000,000		€ 1,015,000,000
Present Value Of Defined Benefit Obligation Member | Current Service Cost Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit	21,000,000		27,000,000		26,000,000
Present Value Of Defined Benefit Obligation Member | Interest Expense Income Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit	119,000,000		116,000,000		101,000,000
Present Value Of Defined Benefit Obligation Member | Contributions To Plan Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit	0		0		0
Present Value Of Defined Benefit Obligation Member | Contributions To Plan By Employer Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit	0		0		0
Present Value Of Defined Benefit Obligation Member | Past Service Cost Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit	0	[1]	(42,000,000)	[2]	(11,000,000)	[3]
Present Value Of Defined Benefit Obligation Member | Gain Loss On Remeasurement Of Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit	298,000,000		(210,000,000)		200,000,000
Present Value Of Defined Benefit Obligation Member | Return On Plan Assets Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit	0	[4]	0	[5]	0	[6]
Present Value Of Defined Benefit Obligation Member | Actuarial Gains Losses Arising From Changes In Demographic Assumptions Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit	0		0		83,000,000
Present Value Of Defined Benefit Obligation Member | Actuarial Gains Losses Arising From Changes In Financial Assumptions Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit	311,000,000		(182,000,000)		128,000,000
Present Value Of Defined Benefit Obligation Member | Actuarial Gains Losses Arising From Experience Adjustments Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit	(13,000,000)		(28,000,000)		(10,000,000)
Present Value Of Defined Benefit Obligation Member | Benefit payments defined Benefit Commitments
Disclosure of medical commitments Line Items
Defined Medical Benefit	(39,000,000)		(34,000,000)		(35,000,000)
Present Value Of Defined Benefit Obligation Member | Settlement payments defined Benefit Commitments
Disclosure of medical commitments Line Items
Defined Medical Benefit	0		0		0
Present Value Of Defined Benefit Obligation Member | Business combinations and disposalsdefined Benefit Commitments
Disclosure of medical commitments Line Items
Defined Medical Benefit	0		0		0
Present Value Of Defined Benefit Obligation Member | Effect on changes in foreign exchange rates defined Benefit Commitments
Disclosure of medical commitments Line Items
Defined Medical Benefit	68,000,000		62,000,000		(92,000,000)
Present Value Of Defined Benefit Obligation Member | Other effects defined Benefit Commitments
Disclosure of medical commitments Line Items
Defined Medical Benefit	(1,000,000)		(9,000,000)		0
Present Value Of Defined Benefit Obligation Member | Defined benefit at the end Member [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit	1,580,000,000		1,114,000,000		1,204,000,000
Plan Assets Member | Defined Medical benefit at the beginning Member [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit	1,146,000,000		1,114,000,000		1,113,000,000
Plan Assets Member | Current Service Cost Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit	0		0		0
Plan Assets Member | Interest Expense Income Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit	123,000,000		109,000,000		112,000,000
Plan Assets Member | Contributions To Plan Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit	0		0		0
Plan Assets Member | Contributions To Plan By Employer Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit	0		71,000,000		0
Plan Assets Member | Past Service Cost Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit	0	[1]	0	[2]	0	[3]
Plan Assets Member | Gain Loss On Remeasurement Of Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit	224,000,000		(164,000,000)		21,000,000
Plan Assets Member | Return On Plan Assets Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit	224,000,000	[4]	(164,000,000)	[5]	21,000,000	[6]
Plan Assets Member | Actuarial Gains Losses Arising From Changes In Demographic Assumptions Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit	0		0		0
Plan Assets Member | Actuarial Gains Losses Arising From Changes In Financial Assumptions Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit	0		0		0
Plan Assets Member | Actuarial Gains Losses Arising From Experience Adjustments Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit	0		0		0
Plan Assets Member | Benefit payments defined Benefit Commitments
Disclosure of medical commitments Line Items
Defined Medical Benefit	(39,000,000)		(33,000,000)		(33,000,000)
Plan Assets Member | Settlement payments defined Benefit Commitments
Disclosure of medical commitments Line Items
Defined Medical Benefit	0		0		0
Plan Assets Member | Business combinations and disposalsdefined Benefit Commitments
Disclosure of medical commitments Line Items
Defined Medical Benefit	7,000,000		0		0
Plan Assets Member | Effect on changes in foreign exchange rates defined Benefit Commitments
Disclosure of medical commitments Line Items
Defined Medical Benefit	71,000,000		59,000,000		(100,000,000)
Plan Assets Member | Other effects defined Benefit Commitments
Disclosure of medical commitments Line Items
Defined Medical Benefit	0		(9,000,000)		0
Plan Assets Member | Defined benefit at the end Member [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit	1,532,000,000		1,146,000,000		1,114,000,000
Net Benefit Liability Asset [Member] | Defined Medical benefit at the beginning Member [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit	(32,000,000)		91,000,000		(98,000,000)
Net Benefit Liability Asset [Member] | Current Service Cost Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit	21,000,000		27,000,000		26,000,000
Net Benefit Liability Asset [Member] | Interest Expense Income Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit	(4,000,000)		8,000,000		(11,000,000)
Net Benefit Liability Asset [Member] | Contributions To Plan Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit	0		0		0
Net Benefit Liability Asset [Member] | Contributions To Plan By Employer Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit	0		(71,000,000)		0
Net Benefit Liability Asset [Member] | Past Service Cost Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit	0	[1]	(42,000,000)	[2]	(11,000,000)	[3]
Net Benefit Liability Asset [Member] | Gain Loss On Remeasurement Of Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit	74,000,000		(47,000,000)		179,000,000
Net Benefit Liability Asset [Member] | Return On Plan Assets Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit	(224,000,000)	[4]	164,000,000	[5]	(21,000,000)	[6]
Net Benefit Liability Asset [Member] | Actuarial Gains Losses Arising From Changes In Demographic Assumptions Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit	0		0		83,000,000
Net Benefit Liability Asset [Member] | Actuarial Gains Losses Arising From Changes In Financial Assumptions Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit	311,000,000		(182,000,000)		128,000,000
Net Benefit Liability Asset [Member] | Actuarial Gains Losses Arising From Experience Adjustments Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit	(13,000,000)		(28,000,000)		(10,000,000)
Net Benefit Liability Asset [Member] | Benefit payments defined Benefit Commitments
Disclosure of medical commitments Line Items
Defined Medical Benefit	(1,000,000)		(1,000,000)		(2,000,000)
Net Benefit Liability Asset [Member] | Settlement payments defined Benefit Commitments
Disclosure of medical commitments Line Items
Defined Medical Benefit	0		0		0
Net Benefit Liability Asset [Member] | Business combinations and disposalsdefined Benefit Commitments
Disclosure of medical commitments Line Items
Defined Medical Benefit	(7,000,000)		0		0
Net Benefit Liability Asset [Member] | Effect on changes in foreign exchange rates defined Benefit Commitments
Disclosure of medical commitments Line Items
Defined Medical Benefit	(2,000,000)		3,000,000		8,000,000
Net Benefit Liability Asset [Member] | Other effects defined Benefit Commitments
Disclosure of medical commitments Line Items
Defined Medical Benefit	(1,000,000)		0		0
Net Benefit Liability Asset [Member] | Defined benefit at the end Member [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit	€ 48,000,000		€ (32,000,000)		€ 91,000,000

[1]	(1) Including gains and losses arising from settlements.
[2]	(1) Including gains and losses arising from settlements.
[3]	(1) Including gains and losses arising from settlements.
[4]	(2) Excluding interest, which is recorded under "Interest income or expense".
[5]	(2) Excluding interest, which is recorded under "Interest income or expense".
[6]	(2) Excluding interest, which is recorded under "Interest income or expense".